Acquisitions (Tables)	12 Months Ended
Jan. 02, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the consideration paid for GPI and the amounts of the assets acquired and liabilities assumed as of the acquisition date:

Total Consideration	$2,080,804

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$25,176
Receivables	255,997
Inventory	1,159,886
Other current assets	118,871
Property, plant and equipment	162,545
Intangible assets	756,571
Other assets	1,741
Accounts payable	(704,006)
Accrued and other current liabilities	(136,784)
Long-term liabilities	(356,584)
Total identifiable net assets	1,283,413

Goodwill	797,391

Total acquired net assets	$2,080,804

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited consolidated pro forma financial information combines the respective measure of the Company for Fiscal 2013 and GPI for the twelve months ended December 31, 2013. The pro forma financial information has been prepared by adjusting the historical data to give effect to the acquisition as if it had occurred on December 30, 2012 (the first day of the Company's fiscal 2013).

December 28, 2013
(52 weeks)
Pro forma:
Net sales	$9,456,405

Net income	$428,562

Basic earnings per share	$5.88

Diluted earnings per share	$5.84